Operating Leases - Summary of Components of Lease Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Operating lease cost	$ 1,073	$ 1,595	$ 2,089	$ 3,267
Short term lease cost	155	101	443	203
Variable lease cost	118	100	186	202
Sublease income	(257)	(302)	(567)	(612)
Total lease cost	$ 1,089	$ 1,494	$ 2,151	$ 3,060